Income Taxes	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes

7. INCOME TAXES

The effective tax rate for the third quarter of 2016 was 55.2% compared to (67.5%) for the third quarter of 2015 and (104.7%) for the nine months ended September 30, 2016 compared to 106.6% for the nine months ended September 30, 2015. The effective tax rate for the three months ended September 30, 2016 was impacted by the inability to record deferred tax assets on losses in certain jurisdictions. The year-to-date effective tax rate was also impacted by exceptional non-tax deductible charges of €495 million ($551 million) incurred in the nine months ended September 30, 2016, related to the European Commission settlement.  For more information on the European Commission settlement, see “Note 14: Commitments and Contingencies”. The effective tax rate for the three and the nine months ended September 30, 2015 was impacted by the exceptional pre-tax charge of $150 million relating to the re-measurement of the Venezuelan operations for which no corresponding tax benefits have been booked, and the inability to record deferred tax assets on losses in certain jurisdictions.